Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

4. Cash and Cash Equivalents

The following is a summary of cash and cash equivalents at December 31, 2024 and 2023 (in thousands):

	December 31,
	2024	2023
Cash	$93	$3,303
Cash equivalents	3,044	75
Total cash and cash equivalents	$3,137	$3,378

Cash equivalents are made up entirely of money market funds.